Share-Based Payment Transactions (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Oct. 10, 2019	Mar. 12, 2019	Dec. 31, 2020	Dec. 31, 2019	Nov. 13, 2019
Share-Based Payment Transactions (Details) [Line Items]
Board reserved shares (in Shares)					950,000
Share Options reserved (in Shares)					2,200,000
Available for grant shares (in Shares)				1,410,000
Stock option (in Shares)	1,418,060			300,020
Board of directors approved and granted (in Shares)	10,129			2,143
Share option par value				$ 210.00
Stock option description				Out of the 7,986 ADS Options that were granted, 1,395 ADS Options didn’t require the General Meeting’s approval. The date of commencement for all ADS Options granted, the date on which the vesting started, was the Grant Date.
Fair value description			The fair value of the ADSs options approved on October 10, 2019 by the Board, and on January 15, 2020 at the General Meeting (valuated as of December 31, 2019) was set at $114.1 and $51.1, per ADS Option, respectively.
Weighted average fair value of share options granted one				$ 0.6
Weighted average fair value of share options granted two				$ 84
Weighted average remaining contractual life			5 years	7 years 171 days
Bottom of range [member]
Share-Based Payment Transactions (Details) [Line Items]
Share option par value			$ 1.50	$ 1.50
Top of range [member]
Share-Based Payment Transactions (Details) [Line Items]
Share option par value			$ 6.43	6.20
ADSs [Member]
Share-Based Payment Transactions (Details) [Line Items]
Stock option (in Shares)		164,000	140
Board of directors approved and granted (in Shares)		1,171
Share option par value		$ 420.00
Fair value of option (in Dollars)			$ 224
ADSs [Member] | Bottom of range [member]
Share-Based Payment Transactions (Details) [Line Items]
Share option par value			$ 210	210
ADSs [Member] | Top of range [member]
Share-Based Payment Transactions (Details) [Line Items]
Share option par value			$ 900.20	$ 868